Sun Life Insurance and Annuity Company of New York Letterhead

September 26, 2007

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)")
Pre-Effective Amendment No. 1 to Registration Statement on Form S-3
File Nos. 333-144911 and 333-144911-01

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "1933 Act") is Pre-Effective Amendment No. 1 (the "Amendment") to the above-captioned registration statement (the “Registration Statement”).  The initial Registration Statement was filed with the Securities and Exchange Commission ("SEC") on June 27, 2007.

The purpose of this Amendment is to respond to comments on the Registration Statement made by the SEC Staff in a letter dated September 11, 2007.  As the Staff noted in its comment letter, the supplement included in the Registration Statement was originally filed with the Commission on December 15, 2006, in a registration statement that purported to register more than one deferred annuity contract.  At the suggestion of the Staff, that earlier registration statement was withdrawn and a separate registration statement for each deferred annuity contract was filed in its place.  Our responses to the comments included in the Staff’s September 11, 2007, letter are as follows:

1.	Facing Page

The Staff asked Registrants to insert the words “MVA Depositor/Issuer” between “of” and “Registrant” in the parenthetical directly below the name Sun Life Insurance and Annuity Company of New York (“Sun Life NY”) and to include the word “Guarantor” in the same location in the parenthetical under the name Sun Life Assurance Company of Canada (U.S.) (“Sun Life US” or “Guarantor”).  The Staff also asked Registrants to bold, underline, or otherwise highlight the text in the last sentence of footnote 3 of the registration fee chart and the first sentence of footnote 5 of that chart.

Response: Registrants added the words as suggested by the Staff.  In addition, Registrants removed the additional Facing Page reference to Sun Life Assurance Company of Canada (U.S.) as Guarantor appearing after the name and address of the agent for service.  Registrants also bolded the two sentences as suggested by the Staff.

2.	Purpose of this Supplement (Supplement, p. 1)

The Staff asked Registrants to identify, in its response letter, the filing registering the Sun Life (U.S.) guarantee on amounts allocated to Guarantee Periods that began before the effective date of the Registration Statement.  (The Staff noted that the Registration Statement refers to “a separate subordinated guarantee that is identical in all relevant respects to which this supplement relates.”)

Response: Registrants filed two “Correspondence” letters (dated May 15, 2007 and June 15, 2007) in response to the Staff’s comments on the December 15, 2006, registration statement.  In each Correspondence letter, Registrants explained that there was no need to register this “separate subordinated guarantee.”  Each Correspondence letter included the following paragraph:

As to Guarantee Periods existing on the date of effectiveness of the Registration Statement, a separate Subordinated Guarantee (“Subordinated Old Guarantee”) will be issued by the Guarantor to cover those existing Guarantee Periods. Because Subordinated Old Guarantee will be applied to Guarantee Periods that have already been established, the Contract Owner will make no investment decision and pay no consideration with respect to Subordinated Old Guarantee. That is to say, Subordinate Old Guarantee is simply as an additional benefit under the customer’s Guarantee Period that is already in force. Thus, the issuance of Subordinated Old Guarantee will not involve an offer or sale of a security and Subordinated Old Guarantee will not be registered under the instant Form S-3 Registration Statement (or under any other 1933 Act registration statement). Again, this same procedure was followed in the MFC/JHVLICO precedent [i.e., the precedent established by Manulife Financial Corporation and John Hancock Variable Life Insurance Company in the transaction cited in part V.B. of the transmittal letter that accompanied the initial filing of the registration statement, dated December 15, 2006].

3.	Available Information (Supplement, p. 3)

The Staff asked Registrants to correct the address for the Securities and Exchange Commission’ Public Reference Room in Washington, D.C.

Response: Registrants have corrected the address for the SEC’s Public Reference Room to read: 100 F Street, N.E. Washington, D.C. 20459-0102.

4.	Additional Undertakings

The Staff asked Registrant to include the following additional undertakings as a part of the Item 17 Undertakings or explain to the Staff why Sun Life US and /or Sun Life NY cannot do so:

 During any time there are obligations outstanding and covered by the guarantee issued by Sun Life Assurance Company of Canada (U.S.) ("Guarantor") and filed as an exhibit to this Registration Statement ("Guarantee"), the Guarantor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

These events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of the Guarantor.

Response: The suggested undertakings have been added to the Registration Statement.

5.	Miscellaneous

The Staff reminded Registrant that all required exhibits, financial statements and any other required disclosure not included in the Registration Statement have been added to the pre-effective amendment to the registration statement.

Response: All exhibits, financial statements, and required disclosure have been added.

Representations

Registrants believe that the Amendment and this letter are responsive to Staff comments.  Registrants and the principal underwriter have concurrently filed a written request for acceleration of the effective date of the Amendment to September 27, 2007.  Registrants and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, Registrants acknowledges that

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above;

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company form its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Thomas C. Lauerman, Esquire
Rebecca Marquigny, Esquire